Inventories (Details) - Inventories (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw materials	$ 77,256	$ 125,068	$ 158,316
Work in process	68,391	46,974	179,314
Finished goods	694,161	120,608	157,856
Inventories, net	$ 839,808	$ 292,650	$ 495,486